Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories

14. Inventories

Inventories are analysed as follows:

	31/12/25	31/12/24
Leather and other raw materials	13,858	19,700
Goods in process	10,241	9,327
Finished goods	25,435	33,788
Total	49,534	62,815

The following tables summarise the changes to the provision for slow moving and obsolete raw materials and finished goods included in inventories for the years ended December 31, 2025 and 2024.

	31/12/25	31/12/24
Balance at beginning of year	13,961	14,986
Additions	907	1,172
Reductions	(1,185)	(2,197)
Balance at end of year	13,683	13,961

The additions and reductions are included in “cost of sales”.

There are no pledged inventories that could be limited in their availability.